EARNINGS PER SHARE	12 Months Ended
Jan. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE [Text Block]

21. EARNINGS PER SHARE

The following is a reconciliation for the calculation of basic and diluted earnings per share for the years ended January 31, 2022 and 2021:

	January 31, 2022	January 31, 2021
Net income (loss) from continuing operations after income taxes	$13,158,795	$(4,601,572)
Net loss from discontinued operations after income taxes	$(2,242,644)	$(3,228,056)
Net income (loss)	$10,916,151	$(7,829,628)

Weighted average number of common shares outstanding	118,308,584	104,841,540
Dilutive effect of warrants and stock options outstanding	2,833,093	-
Diluted weighted average number of common shares outstanding	121,141,677	104,841,540

Basic earnings (loss) per share, continuing operations	$0.11	$(0.04)
Diluted earnings (loss) per share, continuing operations	$0.11	$(0.04)

Basic loss per share, discontinued operations	$(0.02)	$(0.03)
Diluted loss per share, discontinued operations	$(0.02)	$(0.03)

Basic earnings (loss) per share	$0.09	$(0.07)
Diluted earnings (loss) per share	$0.09	$(0.07)

The computation of diluted earnings per share excludes the effect of the potential exercise of warrants and stock options when the average market price of the common stock is lower than the exercise price of the respective warrant or stock option and when inclusion of these amounts would be anti-dilutive. For the years ended January 31, 2022 and 2021, the number of warrants and stock options excluded from the computation was 5,463,333 and 16,156,413, respectively.